Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Aug. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Delaware Global Listed Real Assets Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Global Listed Real Assets Fund (Class A) – including sales charge
Account Value	$ 15,829.02	$ 13,948.28	$ 14,182.67	$ 15,125.36	$ 11,609.68	$ 12,600.32	$ 10,452.68	$ 10,479.29	$ 10,386.36		$ 9,963.69	$ 9,425
Delaware Global Listed Real Assets Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Global Listed Real Assets Fund (Class C) – including sales charge
Account Value	$ 15,578.98	13,838.92	14,167.72	15,226.38	11,774.61	12,876.18	10,762.67	10,869.93	10,856.42		10,485.77	10,000
Delaware Global Listed Real Assets Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Global Listed Real Assets Fund (Class R) – including sales charge
Account Value	$ 16,375.09	14,476.57	14,746.11	15,769.08	12,127.99	13,202.5	10,974.56	11,034.25	10,961.77		10,540.16	10,000
Delaware Global Listed Real Assets Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Global Listed Real Assets Fund (Institutional Class) – including sales charge
Account Value	$ 17,219.37	15,138.92	15,353.35	16,338.25	12,508.08	13,541.63	11,197.05	11,206.27	11,080.59		10,593.42	10,000
Delaware Global Listed Real Assets Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Global Listed Real Assets Fund (Class R6) – including sales charge
Account Value	$ 14,612.49	12,838.14	13,000.42	13,822.24	10,574.7	11,433.47	9,449.27	9,440.66	9,320.98	$ 10,000
MSCI ACWI Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 23,807	17,928	16,225	20,270	14,766	14,078	12,503	12,568	10,201	10,000	9,997	10,000
MSCI ACWI Index (gross) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (gross)
Account Value	$ 25,048	18,777	16,907	21,024	15,249	14,466	12,777	12,776	10,315	10,000	10,050	10,000
Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD
Account Value	$ 12,566	11,669	11,944	14,273	13,473	12,634	11,511	11,341	11,316	10,000	10,242	10,000
S&P Global Infrastructure Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index (net)
Account Value	$ 16,409	12,430	12,714	13,443	10,508	12,629	10,529	11,501	9,871	10,000	9,371	10,000
FTSE EPRA Nareit Developed Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index (net)
Account Value	$ 13,259	10,322	10,984	14,635	10,298	13,362	11,108	11,075	10,437	10,000	10,184	10,000
S&P Global Natural Resources Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index (net)
Account Value	$ 16,123	$ 14,983	$ 14,841	$ 14,082	$ 9,195	$ 10,777	$ 10,884	$ 10,783	$ 8,812	$ 10,000	$ 7,805	$ 10,000